Marketable securities (Additional Information) (Details)	9 Months Ended
Sep. 30, 2022 USD ($)
Gain (Loss) on Securities [Line Items]
Unrealized gain	$ 50,836
Marketable securities, Unrealized Loss	(24,008)
U.S. treasury debt securities
Gain (Loss) on Securities [Line Items]
Unrealized gain	50,836
Marketable securities, Unrealized Loss	(24,008)
U.S. treasury debt securities | One Debt
Gain (Loss) on Securities [Line Items]
Unrealized gain	50,836
U.S. treasury debt securities | Two Debt
Gain (Loss) on Securities [Line Items]
Marketable securities, Unrealized Loss	$ (24,008)